Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Debt
10. Debt
The outstanding principal amount and related unamortized debt issuance costs, net, are summarized as follows (in thousands):

	March 31, 2022	December 31, 2021
First Lien Principal amount	$265,696	$265,696
Revolving Credit Facility Principal amount	—	—
Less: original issue discount	(401)	(438)
Less: unamortized deferred financing costs	(2,702)	(2,956)

Total principal amount and related unamortized debt issuance costs, net	$262,593	$262,302

a) First Lien
As of January 1, 2022, the Company had a $265.7 million balance on the Company’s variable rate first lien loan, or Term Loan Facility, with a consortium of lenders (including Vista Credit Partners) and Goldman Sachs acting as the administrative agent with a maturity date of November 30, 2024. As of the end of the 2021 calendar year, the Financial Conduct Authority in the United Kingdom (“U.K.”) has phased out the one-week
and
two-month
LIBOR tenors, and no new loans beginning in 2022 will be priced using those LIBOR tenors. The Company’s existing loan agreements may still utilize the remaining one, three, or six-month
LIBOR tenors until the complete discontinuation of LIBOR, which is currently expected in June 2023. The Company does not anticipate a significant impact to our financial position or results of operations as we expect our agreements to be modified utilizing a similar rate before phase-out
occurs. As a result of the Company’s voluntary prepayment in connection with the Reverse Recapitalization Transaction, the Company has no minimum payments due until Term Loan Facility’s due date in 2024. The interest rate on outstanding borrowings under the first lien was 3.96% as of March 31, 2022. The carrying value of variable rate debt approximates fair value due to the short-term nature of the interest rates.
Future minimum principal payments under the debt agreement as of March 31, 2022 are as follows (in thousands):

2022 (remaining nine months)	$—
2023	—
2024	265,696

Total minimum principal payments on debt	$265,696

b) Revolving Credit Facility
The Company has an agreement for a variable rate revolving credit facility in the amount of $40.0 million, which has a maturity date of August 30, 2024. Due to the spread of
COVID-19
in the beginning of 2020, the global economic activity slowed down and in anticipation of constraints on cash and working capital, the Company fully drew on the revolving credit facility on March 20, 2020, which currently bears interest at a rate of one-month
LIBOR plus a 3.75% margin payable monthly in arrears. The Company paid off portions of the revolving credit facility in May, September, December 2020, and March 2021 and fully repaid the remaining balance as of April 2021. If the revolving credit facility is drawn more than 35% of the $40.0 million commitment it requires the Company to maintain compliance with the financial covenant maintaining a First Lien Leverage Ratio of less than 7.20 to 1.00 as of the last day of any Test Period. During the three months ended March 31, 2022 and 2021, the Company was and is within compliance of the First Lien Leverage Ratio and all financial covenants.

13. Debt
The outstanding principal amount and related unamortized debt issuance costs, net, are summarized as follows (in thousands):

	As of December 31,
	2021	2020

First Lien Principal amount	$265,696	$771,648
Revolving Credit Facility Principal Amount	—	13,400
Less: original issue discount	(438)	(1,702)
Less: unamortized deferred financing costs	(2,956)	(11,473)

Total principal amount and related unamortized debt issuance costs, net	$262,302	$771,873

a) First Lien
As of January 1, 2019, the Company had a $787.5 million variable rate first lien loan, or Term Loan Facility, with a consortium of lenders (including Vista Credit Partners) and Goldman Sachs acting as the administrative agent with a maturity date of November 30, 2024. The Company can elect Eurodollar Borrowings using a variable interest rate that may be based upon one, two, three, or six-month
LIBOR plus an applicable margin of 3.75% or the Alternate Base Rate plus an applicable margin of 2.75%.
The Company can elect the interest rate at the time the previous election matures, and the accrued interest is due. If an election is not made, then the prior interest election remains in effect. The Financial Conduct Authority in the United Kingdom (“U.K.”) has stated it plans to phase out LIBOR by the end of calendar year 2021. The Company does not anticipate a significant impact to our financial position or results of operations as we expect our agreements to be modified utilizing a similar rate before phase out occurs. The principal amount of the Term Loan Facility amortizes in quarterly installments equal to $
2.0
 million, due on the last business day of the quarter with a balloon payment at the end of the seven-year
term ending on November 30, 2024. The quarterly principal payment due may be adjusted from time to time to reflect voluntary and mandatory prepayments with the balance payable at maturity. In addition, the Company remits an administrative agent fee to Goldman Sachs in the amount and at the time agreed upon between the Company and the lenders. The interest rate on outstanding borrowings under the first lien was
3.8
% as of December 31, 2021. The carrying value of variable rate debt approximates fair value due to the short-term nature of the interest rates.
With respect to the Term Loan Facility, mandatory prepayments are required upon certain events including: 1) net cash proceeds from certain asset sales that meet the requirements contained in the debt agreement, 2) net cash proceeds from debt issuances that are not permitted under the credit agreements or 3) a prepayment related to the Company’s Excess Cash Flow. Excess Cash Flow is defined in the Company’s first lien credit agreement with Goldman Sachs. Excess Cash Flow is defined as Consolidated EBITDA(as defined in the agreement governing the Term Loan Facility) minus certain items, including, but not limited to, a) debt service, b) capital expenditures, c) consolidated tax expense paid in cash, d) cash paid for permitted acquisitions, e) negative changes in working capital, and f) various other items. The Excess Cash Flow prepayment calls for a payment based on the percentage of Excess Cash Flow recognized for the period that exceeds $7.5 million. The percentage of excess cash that must be used to prepay the loan varies based
on the first lien leverage ratio, as defined in the credit agreement, at that time. The prepayment is reduced dollar for dollar for any voluntary prepayments, buybacks or forced retirements made during the year. There was no Excess Cash Flow payment due for the years ended December 31, 2021 and 2020. The first lien is prepayable at any time subject to the call provisions in the loan agreement.
As previously discussed in Note 1, during the fourth quarter the Company completed our Reverse Recapitalization Transaction with Dragoneer. Net proceeds from this transaction after deducting fees and expenses were approximately $523.0 million, $500.0 million of which was used to repay the outstanding principal indebtedness under our Term Loan Facility. As a result of the voluntary prepayment of the outstanding principal indebtedness under our Term Loan Facility, the company recognized $7.2 million in loss on extinguishment of debt reflected in the Company’s consolidated statement of operations associated with the write-off
of debt issuance costs. Additionally, the voluntary prepayment was applied against the future minimum principal payments and, as a result, the Company has no minimum payments due until Term Loan Facility’s due date in 2024.
Future minimum principal payments under the debt agreement as of December 31, 2021 are as follows (in thousands):

2022	$—
2023	—
2024	265,696

Total minimum principal payments on debt	$265,696

b) Revolving Credit Facility
The Company has an agreement for a variable rate revolving credit facility in the amount of $40.0 million, which has a maturity date of November 29, 2021. In April 2021, the Company amended and extended this revolving credit facility through November 2024. Due to the spread of
COVID-19
in the beginning of 2020, the global economic activity slowed down and in anticipation of constraints on cash and working capital, the Company fully drew on the revolving credit facility on March 20, 2020, which currently bears interest at a rate of one-month
LIBOR plus a 3.75% margin payable monthly in arrears. The Company paid off portions of the revolving credit facility in May, September, and December 2020. The Company repaid the remaining balance as of April 2021. As of December 31, 2021, there were no outstanding revolving loans. If the revolving credit facility is drawn more than 35% of the $40.0 million commitment it requires the Company to maintain compliance with the financial covenant maintaining a First Lien Leverage Ratio of less than 7.20 to 1.00 as of the last day of any Test Period. Throughout the entire duration of 2021 and as of December 31, 2021 the Company was and is within compliance of the First Lien Leverage Ratio and all financial covenants. The interest rate on outstanding borrowings under the revolving credit facility was 3.8% as of December 31, 2021.
c) Letters of Credit
The Company has letters of credit with Bank of America and Goldman Sachs, for the purposes of securing leased space to support our global operations. The letter of credit with Bank of America is secured by cash in the amount of $0.1 million that we classify as restricted cash on the consolidated balance sheets. The Goldman Sachs letter of credit is backstopped against the Company’s revolving credit facility.